Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share
Earnings Per Common Share

(19) Earnings Per Common Share

        The following table illustrates the computation of basic and diluted earnings per share (dollars in thousands, except per share and share amounts):

	Year Ended December 31,
	2011	2010	2009
Numerator
Income from continuing operations	$549,955	$320,462	$102,659
Noncontrolling interests' share in continuing operations	(15,603)	(13,686)	(14,461)

Income from continuing operations applicable to HCP, Inc.	534,352	306,776	88,198
Preferred stock dividends	(21,130)	(21,130)	(21,130)
Participating securities' share in continuing operations	(2,459)	(2,081)	(1,491)

Income from continuing operations applicable to common shares	510,763	283,565	65,577
Discontinued operations	4,539	23,933	43,492

Net income applicable to common shares	$515,302	$307,498	$109,069

Denominator
Basic weighted average common shares	398,446	305,574	274,216
Dilutive stock options and restricted stock	1,772	1,326	415

Diluted weighted average common shares	400,218	306,900	274,631

Basic earnings per common share
Income from continuing operations	$1.28	$0.93	$0.24
Discontinued operations	0.01	0.08	0.16

Net income applicable to common stockholders	$1.29	$1.01	$0.40

Diluted earnings per common share
Income from continuing operations	$1.28	$0.92	$0.24
Discontinued operations	0.01	0.08	0.16

Net income applicable to common shares	$1.29	$1.00	$0.40

        Restricted stock and certain of the Company's performance restricted stock units are considered participating securities, because dividend payments are not forfeited even if the underlying award does not vest, which require the use of the two-class method when computing basic and diluted earnings per share.

        Options to purchase approximately 1.1 million, 1.9 million and 4.6 million shares of common stock that had an exercise price in excess of the average market price of the common stock during the years ended December 31, 2011, 2010 and 2009, respectively, were not included because they are anti-dilutive. Additionally, 5.9 million shares issuable upon conversion of 4.2 million DownREIT units during the year ended December 31, 2011; 6.0 million shares issuable upon conversion of 4.2 million DownREIT units during the year ended December 31, 2010; and 5.9 million shares issuable upon conversion of 4.3 million DownREIT units during the year ended December 31, 2009 were not included since they are anti-dilutive.